Investments and fair value measurements - Summary of Mortgage Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Mortgage Loans on Real Estate, Commercial and Consumer, Net	$ 2,022	$ 2,980
Cost
Net Investment Income [Line Items]
Mortgage Loans on Real Estate, Commercial and Consumer, Net	2,022	2,980
Estimated Fair Value
Net Investment Income [Line Items]
Mortgage Loans on Real Estate, Commercial and Consumer, Net	$ 2,022	$ 2,980